Net Assets in Master Trust - Schedule of Additions (Deductions) to Master Trust Assets (Details) - Retirement Savings Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions (deductions) to Master Trust net assets attributed to:
Interest and dividends	$ 205,707
FMV Adjustment	2,405,248
Net increase (decrease) in net assets available for benefit	1,838,916
Net assets available for benefits at beginning of year	17,072,320
Net assets available for benefits at end of year	18,911,236
Master Trust Assets
Additions (deductions) to Master Trust net assets attributed to:
Interest and dividends	33,791
Net transfers	(135,240)
Master Trust termination	(1,025,562)
FMV Adjustment	(32,068)
Net increase (decrease) in net assets available for benefit	(1,159,079)
Net assets available for benefits at beginning of year	1,159,079
Net assets available for benefits at end of year	$ 0